Federated International Leaders Fund

A Portfolio of Federated World Investment Series, Inc.

CLASS A SHARES (TICKER FGFAX)
CLASS B SHARES (TICKER FGFBX)
CLASS C SHARES (TICKER FGFCX)
CLASS R SHARES (TICKER FGFRX)
INSTITUTIONAL SHARES (TICKER FGFLX)
CLASS R6 SHARES (TICKER FGRSX)

SUPPLEMENT TO SUMMARY PROSPECTUS, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2020

Effective immediately, Marc Halperin no longer serves as a portfolio manager of Federated International Leaders Fund (the “Fund”). Accordingly, please remove all references to Mr. Halperin.

Richard Winkowski and Dariusz M. Czoch, CFA, will continue as portfolio managers of the Fund and will continue to manage the Fund’s portfolio as described in the Prospectus.

March 3, 2020

Federated International Leaders Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

50390 (3/20)

© 2020 Federated Hermes, Inc.